Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	[1]	$ 10,336,230	$ 3,932,281
Less: allowance for credit losses	[2]	(303,925)	(116,567)
Accounts receivable, net		$ 10,032,305	$ 3,815,714

[1]	Net accounts receivable from joint ventures was approximately US$1,363,517 and US$1,493,591 as of March 31, 2025 and 2024, respectively.
[2]	Allowance for credit losses recognized for accounts receivable from joint ventures was approximately US$190,322 and US$51,312 as of March 31, 2025 and 2024, respectively.